LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Land use rights
LAND USE RIGHTS, NET
Schedule of components of intangible assets, including land use rights

	As of December 31,
	2020	2021
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	218
Less:
Accumulated depreciation	(222)	(250)	(39)
Land use rights, net	1,166	1,138	179